Equity Method Investments	9 Months Ended
Sep. 30, 2012
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
The following table provides a summary of changes in our equity method investments:

Carrying Value
(in thousands)
Balance as of December 31, 2011	$2,270
Remeasurement of Velti Ltd investment to fair value	(317)
Share of income from equity method investments	129
Adjustments related to acquisition of CASEE	(1,982)
Adjustments related to divestiture(1)	(153)
Foreign exchange differences	53
Balance as of September 30, 2012	$—

(1)Represents equity method investments reclassified to Assets held-for-sale as of September 30, 2012, see Note 5.